ANNUITY INVESTORS VARIABLE ACCOUNT B

Financial Statements

Year ended December 31, 2021

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT B

FINANCIAL STATEMENTS

Year Ended December 31, 2021

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company and

Contract Holders of Annuity Investors Variable Account B:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Annuity Investors Variable Account B (the Separate Account) as of December 31, 2021, the related statements of operations and changes in net assets for the year then ended, and the related notes including the financial highlights in Note 7 for the year then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the sub-accounts as of December 31, 2021, the results of their operations and changes in net assets for the year then ended, and the financial highlights in Note 7 for the year then ended, in conformity with U.S. generally accepted accounting principles. The statements of changes in net assets for the year or period ended December 31, 2020 and the financial highlights in Note 7 for each of the years or periods in the four-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated April 26, 2021, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of the Separate Account since 2021.

Columbus, Ohio

April 20, 2022

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

      KPMG International Limited, a private English company limited by guarantee.

Appendix

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Capital Appreciation Fund-Series I Shares (1)

Invesco V.I. Comstock Fund-Series I Shares

Invesco V.I. Conservative Balanced Fund-Series I Shares (1)

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares (1)

Invesco V.I. Diversified Dividend Fund-Series I Shares

Invesco V.I. Health Care Fund-Series I Shares

Invesco V.I. High Yield Fund-Series I Shares

Invesco V.I. Main Street Fund®-Series I Shares (1)

Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio-Class II

Morningstar Conservative ETF Asset Allocation Portfolio-Class II

Morningstar Growth ETF Asset Allocation Portfolio-Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class I

VP Mid Cap Value Fund-Class I

VP Ultra® Fund-Class I

BNY Mellon Investment Portfolios

MidCap Stock Portfolio-Service Shares

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio-Initial Shares

Opportunistic Small Cap Portfolio-Initial Shares

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.

Davis Value Portfolio

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund-Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Institutional Shares

Janus Henderson VIT Enterprise Portfolio-Institutional Shares

Janus Henderson VIT Forty Portfolio-Institutional Shares

Janus Henderson VIT Global Research Portfolio-Institutional Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Janus Henderson VIT Research Portfolio-Institutional Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

Discover Portfolio-Class I

U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio-Administrative Class

PIMCO Total Return Portfolio-Administrative Class

The Timothy Plan

Timothy Plan Conservative Growth Portfolio Variable Series

Timothy Plan Strategic Growth Portfolio Variable Series

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

(1)	See footnote 1 for the former name of the sub-account.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company and Contract Holders of Annuity Investors Variable Account B

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Annuity Investors Variable Account B (the Separate Account), as of December 31, 2020, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1997

Cincinnati, OH

April 26, 2021

Appendix

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares

Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares

Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Comstock Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Diversified Dividend Fund-Series I Shares

Invesco V.I. Health Care Fund-Series I Shares

Invesco V.I. High Yield Fund-Series I Shares

Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio-Class II

Morningstar Conservative ETF Asset Allocation Portfolio-Class II

Morningstar Growth ETF Asset Allocation Portfolio-Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class I

VP Mid Cap Value Fund-Class I

VP Ultra® Fund-Class I

BNY Mellon Investment Portfolios

MidCap Stock Portfolio-Service Shares

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio-Initial Shares

Opportunistic Small Cap Portfolio-Initial Shares

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.

Davis Value Portfolio

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund-Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Institutional Shares

Janus Henderson VIT Enterprise Portfolio-Institutional Shares

Janus Henderson VIT Forty Portfolio-Institutional Shares

Janus Henderson VIT Global Research Portfolio-Institutional Shares

Janus Henderson VIT Overseas Portfolio-Institutional Shares

Janus Henderson VIT Research Portfolio-Institutional Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

Discovery Portfolio-Class I

U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio-Administrative Class

PIMCO Total Return Portfolio-Administrative Class

The Timothy Plan

Timothy Plan Conservative Growth Portfolio Variable Series

Timothy Plan Strategic Growth Portfolio Variable Series

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2021

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	312,428.994	$5,202,554	$6,289,196
Invesco V.I. Capital Appreciation Fund-Series I Shares	27,855.889	1,549,750	2,280,283
Invesco V.I. Comstock Fund-Series I Shares	254,943.307	4,378,411	5,389,502
Invesco V.I. Conservative Balanced Fund-Series I Shares	57,846.971	900,958	1,072,483
Invesco V.I. Core Equity Fund-Series I Shares	113,846.424	3,733,090	4,302,256
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	93,977.742	7,228,264	10,772,669
Invesco V.I. Diversified Dividend Fund-Series I Shares	42,012.567	1,059,073	1,252,815
Invesco V.I. Health Care Fund-Series I Shares	98,984.907	2,728,606	3,351,629
Invesco V.I. High Yield Fund-Series I Shares	184,832.227	979,929	966,673
Invesco V.I. Main Street Fund®-Series I Shares	64,388.465	1,836,080	2,307,039
Invesco V.I. Small Cap Equity Fund-Series I Shares	97,186.498	1,784,490	2,282,911
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	70,612.226	761,166	833,930
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	29,691.953	327,439	337,598
Morningstar Growth ETF Asset Allocation Portfolio-Class II	144,335.942	1,585,023	1,811,416
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	51,410.170	553,594	576,308
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	417,467.843	5,882,391	7,806,649
VP Large Company Value Fund-Class I	131,416.971	1,950,254	2,561,317
VP Mid Cap Value Fund-Class I	246,355.271	4,717,293	6,163,809
VP Ultra® Fund-Class I	236,353.333	4,457,341	7,416,768
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	38,037.741	682,295	937,250
Technology Growth Portfolio-Initial Shares	612,304.010	13,320,949	21,791,900
BNY Mellon Stock Index Fund, Inc.-Initial Shares	690,107.742	29,352,759	53,697,283
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	151,017.817	5,587,285	8,771,115
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	174,689.550	6,701,669	9,384,323
Government Money Market Portfolio	2,010,128.990	2,010,128	2,010,129
Growth and Income Portfolio-Initial Shares	96,212.990	2,759,706	4,000,536
Opportunistic Small Cap Portfolio-Initial Shares	94,048.878	4,133,261	5,433,204
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	43,732.626	673,695	999,291
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	71,955.574	595,430	646,161
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	210,653.533	3,124,757	3,924,475
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	124,447.520	1,667,080	1,691,242
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	672,796.011	21,016,515	33,787,816
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	202,498.161	13,192,387	20,353,090
Janus Henderson VIT Forty Portfolio-Institutional Shares	312,601.026	12,316,021	19,303,113
Janus Henderson VIT Global Research Portfolio-Institutional Shares	148,847.940	5,605,052	10,609,881
Janus Henderson VIT Overseas Portfolio-Institutional Shares	253,134.201	7,739,009	10,861,989
Janus Henderson VIT Research Portfolio-Institutional Shares	279,836.328	9,706,294	15,757,584
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	277,579.734	2,997,509	2,906,260
Discovery Portfolio-Class I	117,662.950	2,370,159	2,004,977
U.S. Real Estate Portfolio-Class I	241,964.875	4,526,842	5,678,916
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	92,364.842	1,154,323	1,292,184
PIMCO Total Return Portfolio-Administrative Class	353,429.850	3,889,889	3,802,905
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	45,002.860	483,529	558,035
Timothy Plan Strategic Growth Portfolio Variable Series	47,270.463	492,053	625,388
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	18,936.916	364,855	436,307

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2021

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	106,162.016	$57.444554	$6,098,429
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	1,361.458	48.646761	66,231
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	427.081	61.851378	26,416
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	1,528.936	64.175442	98,120
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.50% series contract	93.549	41.501754	3,883
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.40% series contract	50,960.537	42.228135	2,151,968
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	271.989	43.341138	11,788
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.10% series contract	1,007.344	44.480940	44,808
Invesco V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	1,486.082	45.647719	67,836
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	254.217	25.640535	6,519
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	197,394.975	25.920062	5,116,490
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	237.508	26.344942	6,257
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	4,069.666	26.775834	108,969
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	5,558.705	27.212717	151,267
Invesco V.I. Conservative Balanced Fund-Series I Shares - 1.40% series contract	52,935.750	17.134632	907,035
Invesco V.I. Conservative Balanced Fund-Series I Shares - 1.25% series contract	394.900	17.586413	6,945
Invesco V.I. Conservative Balanced Fund-Series I Shares - 0.95% series contract	8,557.395	18.522377	158,503
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	143,629.601	29.526635	4,240,899
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	559.564	30.969437	17,329
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	1,388.273	31.714325	44,028
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	615,718.361	16.966960	10,446,869
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	3,304.943	17.010210	56,218
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	9,304.385	17.053470	158,672
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	6,487.200	17.096742	110,910
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	48,044.059	24.393330	1,171,955
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.25% series contract	2,346.757	24.793210	58,184
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	835.414	25.198674	21,051
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	63.465	25.609842	1,625
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	88,489.271	37.424317	3,311,650
Invesco V.I. Health Care Fund-Series I Shares - 1.25% series contract	669.105	38.616659	25,839
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	134.846	39.844349	5,373
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	213.267	41.108827	8,767
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	39,213.603	21.901477	858,836
Invesco V.I. High Yield Fund-Series I Shares - 1.25% series contract	1,975.815	22.499015	44,454
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	1,855.724	23.111335	42,888
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	863.343	23.738766	20,495
Invesco V.I. Main Street Fund®-Series I Shares - 1.40% series contract	53,120.598	38.615183	2,051,262
Invesco V.I. Main Street Fund®-Series I Shares - 1.25% series contract	42.880	39.632999	1,699
Invesco V.I. Main Street Fund®-Series I Shares - 1.10% series contract	3,778.651	40.675099	153,697
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	2,404.774	41.742237	100,381
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	59,655.918	36.262982	2,163,301
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	1,135.480	37.219145	42,262
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	467.918	38.197966	17,874
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	1,517.194	39.200102	59,474
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	44,217.593	17.076305	755,073
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	1,325.323	17.462253	23,143
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	90.444	17.855853	1,615
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,963.135	18.257430	54,099
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	19,635.964	13.418391	263,483
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	1,478.901	13.721638	20,293
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	3,751.549	14.346478	53,822
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	80,493.714	18.425977	1,483,175
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	16,661.576	19.700463	328,241
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	32,684.967	15.189111	496,456
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	4,917.109	16.239689	79,852
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	41.724	25.310689	1,057
VP Capital Appreciation Fund-Class I - 1.40% series contract	300,867.994	25.509016	7,674,846
VP Capital Appreciation Fund-Class I - 1.25% series contract	1,512.514	25.809474	39,037
VP Capital Appreciation Fund-Class I - 1.10% series contract	1,692.812	26.112715	44,204
VP Capital Appreciation Fund-Class I - 0.95% series contract	1,798.150	26.418750	47,505
VP Large Company Value Fund-Class I - 1.40% series contract	85,412.131	26.208755	2,238,546
VP Large Company Value Fund-Class I - 1.25% series contract	4,830.305	26.899687	129,934
VP Large Company Value Fund-Class I - 1.10% series contract	2,558.924	27.607093	70,644
VP Large Company Value Fund-Class I - 0.95% series contract	4,312.980	28.331466	122,193
VP Mid Cap Value Fund-Class I - 1.40% series contract	138,182.821	41.017196	5,667,872
VP Mid Cap Value Fund-Class I - 1.25% series contract	5,243.037	42.098426	220,724
VP Mid Cap Value Fund-Class I - 1.10% series contract	2,138.254	43.205557	92,384
VP Mid Cap Value Fund-Class I - 0.95% series contract	4,123.457	44.338759	182,829
VP Ultra® Fund-Class I - 1.50% series contract	97.673	55.948770	5,465
VP Ultra® Fund-Class I - 1.40% series contract	125,704.638	56.927541	7,156,056
VP Ultra® Fund-Class I - 1.10% series contract	2,607.862	59.964305	156,379
VP Ultra® Fund-Class I - 0.95% series contract	1,606.648	61.536995	98,868

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2021

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	32,710.287	$24.845993	$812,720
MidCap Stock Portfolio-Service Shares - 1.10% series contract	1,966.497	25.980391	51,090
MidCap Stock Portfolio-Service Shares - 0.95% series contract	2,764.570	26.564708	73,440
Technology Growth Portfolio-Initial Shares - 1.50% series contract	72.695	67.354634	4,896
Technology Growth Portfolio-Initial Shares - 1.40% series contract	316,227.275	68.533139	21,672,048
Technology Growth Portfolio-Initial Shares - 1.10% series contract	153.792	72.189130	11,102
Technology Growth Portfolio-Initial Shares - 0.95% series contract	1,401.862	74.082592	103,854
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.50% series contract	3.372	52.857336	177
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.40% series contract	977,740.861	54.176812	52,970,883
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	1,595.452	44.716516	71,343
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.10% series contract	6,550.186	58.332017	382,086
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	4,507.267	60.523089	272,794
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.40% series contract	199,691.845	42.851082	8,557,012
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.10% series contract	2,053.338	46.138157	94,737
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 0.95% series contract	2,493.505	47.870744	119,366
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	166,241.261	54.564241	9,070,829
Appreciation Portfolio-Initial Shares - 1.25% series contract	5,482.772	45.488983	249,406
Appreciation Portfolio-Initial Shares - 1.10% series contract	431.975	58.749161	25,378
Appreciation Portfolio-Initial Shares - 0.95% series contract	635.065	60.955032	38,710
Government Money Market Portfolio - 1.40% series contract	1,764,657.999	1.079301	1,904,597
Government Money Market Portfolio - 1.10% series contract	38,215.817	1.155509	44,159
Government Money Market Portfolio - 0.95% series contract	51,400.319	1.194023	61,373
Growth and Income Portfolio-Initial Shares - 1.40% series contract	87,443.199	45.551606	3,983,178
Growth and Income Portfolio-Initial Shares - 1.10% series contract	299.504	49.045577	14,689
Growth and Income Portfolio-Initial Shares - 0.95% series contract	52.444	50.887610	2,669
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	151.449	33.540192	5,080
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	157,348.087	34.376730	5,409,113
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	342.998	33.423315	11,464
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	103.859	37.014227	3,844
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	96.415	38.405179	3,703
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	29,639.182	26.611253	788,736
Calamos® Growth and Income Portfolio - 1.25% series contract	924.359	27.212549	25,154
Calamos® Growth and Income Portfolio - 0.95% series contract	6,516.344	28.451641	185,401
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	22,300.904	22.952926	511,871
Davis Value Portfolio - 1.25% series contract	2,893.380	23.471734	67,913
Davis Value Portfolio - 1.10% series contract	1,264.031	24.000927	30,338
Davis Value Portfolio - 0.95% series contract	1,468.555	24.540758	36,039
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	82,116.239	46.920950	3,852,972
DWS Small Cap Index VIP-Class A - 1.10% series contract	307.398	50.251835	15,447
DWS Small Cap Index VIP-Class A - 0.95% series contract	1,077.985	52.000745	56,056
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	145,218.007	10.273677	1,491,923
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	1,381.410	10.505917	14,513
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	6,382.830	10.742855	68,570
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	10,581.824	10.984520	116,236
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	504,425.154	65.428890	33,003,978
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	6,513.964	52.985884	345,148
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	2,070.518	70.446875	145,862
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	4,006.282	73.092239	292,828
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	229,243.539	86.732490	19,882,863
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	575.409	70.315400	40,460
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,341.633	93.386668	312,064
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	1,214.770	96.893191	117,703
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	295.868	63.813174	18,879
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	288,721.376	65.293782	18,851,711
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	3,080.830	67.573527	208,183
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	667.582	69.928423	46,683
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,455.108	72.362244	177,657

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2021

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series (Continued):
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	296,337.588	$35.553685	$10,535,893
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	75.156	28.243765	2,123
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	1,863.436	38.281270	71,335
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13.356	39.718606	530
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	269,935.493	38.251898	10,325,544
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	4,372.745	31.843728	139,245
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	4,783.227	41.186527	197,005
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	4,684.731	42.733453	200,195
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	92.464	53.933650	4,988
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	281,795.706	55.279417	15,577,502
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,654.046	59.519844	157,968
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	277.317	61.756115	17,126
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	117,082.666	22.248521	2,604,917
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	6,078.934	21.468153	130,503
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	3,943.643	23.954905	94,470
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	3,072.670	24.854754	76,370
Discovery Portfolio-Class I - 1.50% series contract	71.883	59.240604	4,259
Discovery Portfolio-Class I - 1.40% series contract	32,200.203	60.129724	1,936,189
Discovery Portfolio-Class I - 1.10% series contract	68.185	62.874976	4,287
Discovery Portfolio-Class I - 0.95% series contract	937.047	64.288999	60,242
U.S. Real Estate Portfolio-Class I - 1.40% series contract	90,287.771	59.513452	5,373,337
U.S. Real Estate Portfolio-Class I - 1.25% series contract	2,096.842	58.344333	122,339
U.S. Real Estate Portfolio-Class I - 1.10% series contract	1,858.039	64.078610	119,061
U.S. Real Estate Portfolio-Class I - 0.95% series contract	965.309	66.485819	64,179
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	72,122.550	16.326741	1,177,526
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	377.555	16.757133	6,327
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	1,029.086	17.197745	17,698
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	5,135.338	17.648937	90,633
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	183,301.602	17.218209	3,156,125
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	6,488.830	17.672084	114,671
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	13,603.675	18.136774	246,727
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	15,332.777	18.612541	285,382
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.50% series contract	42.674	17.677399	754
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	30,903.534	18.032924	557,281
Timothy Plan Strategic Growth Portfolio Variable Series - 1.50% series contract	45.425	18.263939	829
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	33,522.333	18.631120	624,559
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	29,254.896	13.439982	393,185
Wilshire Global Allocation Fund - 1.25% series contract	2,122.229	13.503132	28,657
Wilshire Global Allocation Fund - 1.10% series contract	1,066.210	13.566417	14,465

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2021

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Porfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$26,813	$86,555	$(59,742)	$162,793	$0	$1,292,543	$1,455,336	$1,395,594
Invesco V.I. Capital Appreciation Fund-Series I Shares	0	30,279	(30,279)	61,070	116,464	258,798	436,332	406,053
Invesco V.I. Comstock Fund-Series I Shares	92,881	72,258	20,623	34,436	0	1,329,076	1,363,512	1,384,135
Invesco V.I. Conservative Balanced Fund-Series I Shares	16,180	14,460	1,721	36,520	55,320	626	92,466	94,187
Invesco V.I. Core Equity Fund-Series I Shares	26,512	56,696	(30,184)	91,353	90,805	772,821	954,979	924,795
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	0	148,594	(148,594)	548,499	1,115,107	181,293	1,844,899	1,696,305
Invesco V.I. Diversified Dividend Fund-Series I Shares	26,591	17,601	8,990	23,743	4,813	163,741	192,297	201,287
Invesco V.I. Health Care Fund-Series I Shares	6,672	45,656	(38,984)	88,109	347,034	(66,383)	368,760	329,776
Invesco V.I. High Yield Fund-Series I Shares	46,981	13,681	33,299	2,118	0	(6,557)	(4,439)	28,860
Invesco V.I. Main Street Fund®-Series I Shares	15,726	31,993	(16,266)	77,328	128,202	342,999	548,529	532,263
Invesco V.I. Small Cap Equity Fund-Series I Shares	4,015	33,239	(29,224)	105,494	127,069	203,319	435,882	406,658
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	10,968	11,934	(966)	3,412	31,742	42,043	77,197	76,231
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	4,732	4,695	38	974	8,974	(6,722)	3,226	3,264
Morningstar Growth ETF Asset Allocation Portfolio-Class II	21,628	28,838	(7,210)	143,543	62,246	87,609	293,398	286,188
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	8,082	7,917	165	(1,072)	17,491	12,078	28,497	28,662
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	0	112,086	(112,086)	241,726	958,322	(352,590)	847,458	735,372
VP Large Company Value Fund-Class I	36,183	34,839	1,344	133,914	0	316,702	450,616	451,960
VP Mid Cap Value Fund-Class I	69,327	83,986	(14,659)	199,733	0	978,124	1,177,857	1,163,198
VP Ultra® Fund-Class I	0	97,830	(97,830)	524,288	467,678	466,063	1,458,029	1,360,199
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	4,376	13,471	(9,095)	33,828	6,281	177,195	217,304	208,209
Technology Growth Portfolio-Initial Shares	0	312,335	(312,335)	1,884,247	2,856,060	(2,042,145)	2,698,162	2,385,827
BNY Mellon Stock Index Fund, Inc.-Initial Shares	578,612	718,290	(139,679)	4,904,148	2,263,533	4,992,746	12,160,427	12,020,748
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	62,967	115,163	(52,197)	358,162	185,150	1,349,112	1,892,424	1,840,227
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	39,272	125,576	(86,305)	67,136	844,800	1,195,741	2,107,677	2,021,372
Government Money Market Portfolio	116	28,291	(28,175)	0	0	0	0	(28,175)
Growth and Income Portfolio-Initial Shares	17,969	53,793	(35,824)	99,840	248,768	494,445	843,053	807,229
Opportunistic Small Cap Portfolio-Initial Shares	6,481	80,070	(73,588)	306,321	0	552,452	858,773	785,185
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	3,871	13,701	(9,831)	105,890	79,742	9,080	194,712	184,881
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	3,877	9,993	(6,116)	22,276	105,564	(8,958)	118,882	112,766
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	33,435	57,160	(23,725)	162,554	232,462	116,931	511,947	488,222
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	33,086	24,289	8,798	1,493	0	35,916	37,409	46,207
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	301,717	473,198	(171,480)	2,459,734	267,981	2,340,374	5,068,089	4,896,609
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	64,617	284,675	(220,058)	1,778,527	1,705,172	(411,494)	3,072,205	2,852,147
Janus Henderson VIT Forty Portfolio-Institutional Shares	0	260,120	(260,120)	769,202	2,157,898	835,681	3,762,781	3,502,661
Janus Henderson VIT Global Research Portfolio-Institutional Shares	54,052	147,204	(93,152)	735,097	490,746	446,933	1,672,776	1,579,624
Janus Henderson VIT Overseas Portfolio-Institutional Shares	125,527	154,004	(28,477)	65,131	0	1,211,537	1,276,668	1,248,191
Janus Henderson VIT Research Portfolio-Institutional Shares	15,813	220,152	(204,339)	1,394,026	794,386	691,532	2,879,944	2,675,605
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	128,029	44,727	83,302	51,364	212,200	(403,843)	(140,279)	(56,977)
Discovery Portfolio-Class I	0	36,699	(36,699)	579,002	866,184	(1,690,262)	(245,076)	(281,775)
U.S. Real Estate Portfolio-Class I	104,558	70,529	34,029	201,127	0	1,378,574	1,579,701	1,613,730
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	66,265	18,397	47,868	32,939	0	(26,570)	6,369	54,237
PIMCO Total Return Portfolio-Administrative Class	74,287	55,106	19,181	(1,703)	176,204	(303,511)	(129,010)	(109,829)
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	4,252	8,337	(4,085)	4,950	3,420	33,788	42,158	38,073
Timothy Plan Strategic Growth Portfolio Variable Series	4,922	9,017	(4,095)	16,199	5,063	51,944	73,206	69,111
Wilshire Variable Insurance Trust:
Wilshire Global Allocaiton Fund	5,336	6,669	(1,333)	27,030	25,969	(3,202)	49,797	48,464

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2021

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(59,742)	$162,793	$0	$1,292,543	$1,395,594	$76,460	$718,077	$(32,875)	$(674,492)	$721,102	$5,568,094	$6,289,196
Invesco V.I. Capital Appreciation Fund-Series I Shares	(30,279)	61,070	116,464	258,798	406,053	32,359	221,109	2,045	(186,705)	219,348	2,060,935	2,280,283
Invesco V.I. Comstock Fund-Series I Shares	20,623	34,436	0	1,329,076	1,384,135	53,307	856,348	(71,022)	(874,062)	510,073	4,879,429	5,389,502
Invesco V.I. Conservative Balanced Fund-Series I Shares	1,721	36,520	55,320	626	94,187	14,160	106,175	5,077	(86,938)	7,249	1,065,234	1,072,483
Invesco V.I. Core Equity Fund-Series I Shares	(30,184)	91,353	90,805	772,821	924,795	32,158	522,619	5,240	(485,221)	439,574	3,862,682	4,302,256
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	(148,594)	548,499	1,115,107	181,293	1,696,305	102,898	1,187,390	(188,036)	(1,272,529)	423,776	10,348,893	10,772,669
Invesco V.I. Diversified Dividend Fund-Series I Shares	8,990	23,743	4,813	163,741	201,287	20,712	225,677	(39,157)	(244,122)	(42,835)	1,295,650	1,252,815
Invesco V.I. Health Care Fund-Series I Shares	(38,984)	88,109	347,034	(66,383)	329,776	113,036	399,999	173,208	(113,755)	216,021	3,135,608	3,351,629
Invesco V.I. High Yield Fund-Series I Shares	33,299	2,118	0	(6,557)	28,860	18,625	113,619	(7,723)	(102,717)	(73,857)	1,040,530	966,673
Invesco V.I. Main Street Fund®-Series I Shares	(16,266)	77,328	128,202	342,999	532,263	26,133	499,103	(11,229)	(484,198)	48,065	2,258,974	2,307,039
Invesco V.I. Small Cap Equity Fund-Series I Shares	(29,224)	105,494	127,069	203,319	406,658	30,056	362,220	19,445	(312,719)	93,939	2,188,972	2,282,911
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	(966)	3,412	31,742	42,043	76,231	28,530	151,849	158	(123,161)	(46,930)	880,860	833,930
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	38	974	8,974	(6,722)	3,264	16,912	53,028	1,322	(34,794)	(31,530)	369,128	337,598
Morningstar Growth ETF Asset Allocation Portfolio-Class II	(7,210)	143,543	62,246	87,609	286,188	53,965	640,003	(115,534)	(701,572)	(415,384)	2,226,800	1,811,416
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	165	(1,072)	17,491	12,078	28,662	13,592	60,222	(251)	(46,882)	(18,220)	594,528	576,308
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(112,086)	241,726	958,322	(352,590)	735,372	78,896	843,796	(85,930)	(850,831)	(115,459)	7,922,108	7,806,649
VP Large Company Value Fund-Class I	1,344	133,914	0	316,702	451,960	41,463	409,652	170,193	(197,997)	253,963	2,307,354	2,561,317
VP Mid Cap Value Fund-Class I	(14,659)	199,733	0	978,124	1,163,198	62,575	715,893	56,620	(596,698)	566,500	5,597,309	6,163,809
VP Ultra® Fund-Class I	(97,830)	524,288	467,678	466,063	1,360,199	79,809	908,092	(27,839)	(856,122)	504,077	6,912,691	7,416,768
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(9,095)	33,828	6,281	177,195	208,209	16,842	217,870	(14,386)	(215,414)	(7,205)	944,455	937,250
Technology Growth Portfolio-Initial Shares	(312,335)	1,884,247	2,856,060	(2,042,145)	2,385,827	151,133	1,969,034	(358,466)	(2,176,367)	209,460	21,582,440	21,791,900
BNY Mellon Stock Index Fund, Inc.-Initial Shares	(139,679)	4,904,148	2,263,533	4,992,746	12,020,748	463,046	5,953,017	(726,119)	(6,216,089)	5,804,659	47,892,624	53,697,283
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(52,197)	358,162	185,150	1,349,112	1,840,227	46,809	790,771	167,498	(576,464)	1,263,763	7,507,352	8,771,115
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(86,305)	67,136	844,800	1,195,741	2,021,372	108,583	1,110,869	(91,066)	(1,093,352)	928,020	8,456,303	9,384,323
Government Money Market Portfolio	(28,175)	0	0	0	(28,175)	25,986	488,845	26,803	(436,056)	(464,231)	2,474,360	2,010,129
Growth and Income Portfolio-Initial Shares	(35,824)	99,840	248,768	494,445	807,229	19,387	344,533	(25,962)	(351,108)	456,121	3,544,415	4,000,536
Opportunistic Small Cap Portfolio-Initial Shares	(73,588)	306,321	0	552,452	785,185	56,765	783,627	(71,062)	(797,924)	(12,739)	5,445,943	5,433,204
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(9,831)	105,890	79,742	9,080	184,881	13,378	296,774	(55,296)	(338,692)	(153,811)	1,153,102	999,291
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(6,116)	22,276	105,564	(8,958)	112,766	15,765	231,876	(14,929)	(231,040)	(118,274)	764,435	646,161
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(23,725)	162,554	232,462	116,931	488,222	61,285	550,843	154,767	(334,791)	153,431	3,771,044	3,924,475
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	8,798	1,493	0	35,916	46,207	37,031	141,289	125,695	21,438	67,645	1,623,597	1,691,242
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	(171,480)	2,459,734	267,981	2,340,374	4,896,609	286,961	4,990,899	(20,947)	(4,724,885)	171,724	33,616,092	33,787,816
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(220,058)	1,778,527	1,705,172	(411,494)	2,852,147	148,231	2,231,528	(59,202)	(2,142,499)	709,648	19,643,442	20,353,090
Janus Henderson VIT Forty Portfolio-Institutional Shares	(260,120)	769,202	2,157,898	835,681	3,502,661	105,179	1,576,855	(180,002)	(1,651,678)	1,850,983	17,452,130	19,303,113
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(93,152)	735,097	490,746	446,933	1,579,624	114,921	1,102,053	(33,900)	(1,021,032)	558,592	10,051,289	10,609,881
Janus Henderson VIT Overseas Portfolio-Institutional Shares	(28,477)	65,131	0	1,211,537	1,248,191	187,723	1,350,373	(20,633)	(1,183,284)	64,907	10,797,082	10,861,989
Janus Henderson VIT Research Portfolio-Institutional Shares	(204,339)	1,394,026	794,386	691,532	2,675,605	100,657	2,190,594	(183,727)	(2,273,664)	401,941	15,355,643	15,757,584
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	83,302	51,364	212,200	(403,843)	(56,977)	52,851	775,116	145,848	(576,420)	(633,397)	3,539,657	2,906,260
Discovery Portfolio-Class I	(36,699)	579,002	866,184	(1,690,262)	(281,775)	31,580	798,854	(51,991)	(819,265)	(1,101,040)	3,106,017	2,004,977
U.S. Real Estate Portfolio-Class I	34,029	201,127	0	1,378,574	1,613,730	84,548	584,891	43,097	(457,246)	1,156,484	4,522,432	5,678,916
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	47,868	32,939	0	(26,570)	54,237	36,423	191,790	(30,201)	(185,568)	(131,331)	1,423,515	1,292,184
PIMCO Total Return Portfolio-Administrative Class	19,181	(1,703)	176,204	(303,511)	(109,829)	91,879	821,096	115,795	(613,421)	(723,250)	4,526,155	3,802,905
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	(4,085)	4,950	3,420	33,788	38,073	8,950	107,428	(305)	(98,784)	(60,711)	618,746	558,035
Timothy Plan Strategic Growth Portfolio Variable Series	(4,095)	16,199	5,063	51,944	69,111	7,330	153,924	66	(146,528)	(77,417)	702,805	625,388
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	(1,333)	27,030	25,969	(3,202)	48,464	9,118	133,219	(5,491)	(129,592)	(81,128)	517,435	436,307

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2020

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	$(25,516)	$23,366	$274,519	$293,899	$566,268	$40,188	$199,661	$(101,556)	$(261,029)	$305,239	$1,755,696	$2,060,935
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	7,885	55,302	23,392	35,678	122,257	25,509	149,630	135,590	11,469	133,726	931,508	1,065,234
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares	(85,848)	202,042	0	3,363,111	3,479,305	88,492	552,349	7,333,445	6,869,588	10,348,893	0	10,348,893
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	1,297	(35,259)	201,242	77,302	244,582	40,346	294,229	(39,871)	(293,753)	(49,171)	2,308,145	2,258,974
Invesco V.I. American Value Fund-Series I Shares	(24,287)	32,164	47,180	(143,193)	(88,136)	103,894	271,877	(146,059)	(314,042)	(402,178)	5,970,272	5,568,094
Invesco V.I. Comstock Fund-Series I Shares	45,331	64,707	117,812	(452,142)	(224,292)	98,819	481,488	(99,761)	(482,431)	(706,723)	5,586,152	4,879,429
Invesco V.I. Core Equity Fund-Series I Shares	(2,083)	72,880	820,029	(479,497)	411,329	50,106	337,102	(3,761)	(290,758)	120,571	3,742,111	3,862,682
Invesco V.I. Diversified Dividend Fund-Series I Shares	20,423	4,492	31,623	(64,439)	(7,901)	30,179	184,073	1,512	(152,382)	(160,283)	1,455,933	1,295,650
Invesco V.I. Health Care Fund-Series I Shares	(33,684)	(87,811)	70,413	421,798	370,716	62,918	368,814	(213,438)	(519,335)	(148,619)	3,284,227	3,135,608
Invesco V.I. High Yield Fund-Series I Shares	44,560	(18,964)	0	(6,065)	19,531	26,899	207,677	43,370	(137,408)	(117,877)	1,158,407	1,040,530
Invesco V.I. Mid Cap Growth Fund-Series I Shares	(37,195)	(1,852,127)	2,324,530	(933,008)	(497,800)	60,838	267,441	(7,869,711)	(8,076,315)	(8,574,115)	8,574,115	0
Invesco V.I. Small Cap Equity Fund-Series I Shares	(19,388)	(101,730)	161,918	409,582	450,382	40,112	231,678	(147,877)	(339,443)	110,939	2,078,033	2,188,972
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	4,137	(26,567)	10,780	68,688	57,038	36,356	139,590	(112,330)	(215,564)	(158,526)	1,039,386	880,860
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	1,421	(1,264)	2,037	15,645	17,839	13,279	61,949	25,019	(23,651)	(5,812)	374,940	369,128
Morningstar Growth ETF Asset Allocation Portfolio-Class II	15,166	17,563	58,287	72,947	163,963	72,508	197,438	(610)	(125,539)	38,424	2,188,376	2,226,800
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	4,312	(7,267)	6,592	33,593	37,230	10,961	46,961	34,318	(1,681)	35,549	558,979	594,528
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(92,654)	121,116	727,287	1,638,418	2,394,167	94,050	665,875	(279,130)	(850,955)	1,543,212	6,378,896	7,922,108
VP Large Company Value Fund-Class I	7,925	64,315	18,296	(78,001)	12,535	53,496	217,052	24,218	(139,337)	(126,802)	2,434,156	2,307,354
VP Mid Cap Value Fund-Class I	21,113	205,953	0	(317,243)	(90,177)	105,317	772,912	(211,703)	(879,298)	(969,475)	6,566,784	5,597,309
VP Ultra® Fund-Class I	(83,070)	555,725	538,354	1,329,984	2,340,993	77,105	626,251	(227,930)	(777,075)	1,563,918	5,348,773	6,912,691
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(6,554)	(21,328)	0	92,849	64,967	23,891	58,133	(7,634)	(41,876)	23,091	921,364	944,455
Technology Growth Portfolio-Initial Shares	(199,983)	2,203,490	1,738,835	5,410,990	9,153,332	159,869	1,281,767	(1,133,369)	(2,255,266)	6,898,066	14,684,374	21,582,440
BNY Mellon Stock Index Fund, Inc.-Initial Shares	70,007	3,512,832	2,694,437	325,653	6,602,929	569,684	3,781,772	(1,198,232)	(4,410,320)	2,192,609	45,700,015	47,892,624
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(20,781)	353,576	80,694	1,015,005	1,428,494	64,499	675,595	(20,965)	(632,061)	796,433	6,710,919	7,507,352
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(46,773)	(23,780)	633,485	1,015,996	1,578,928	106,434	762,095	(200,128)	(855,790)	723,138	7,733,165	8,456,303
Government Money Market Portfolio	(24,619)	0	0	0	(24,619)	28,792	597,489	924,182	355,485	330,866	2,143,494	2,474,360
Growth and Income Portfolio-Initial Shares	(20,381)	166,152	231,640	287,536	664,947	30,176	375,003	(143,779)	(488,605)	176,342	3,368,073	3,544,415
Opportunistic Small Cap Portfolio-Initial Shares	(34,546)	412,699	0	316,039	694,192	78,539	722,245	(333,607)	(977,313)	(283,121)	5,729,064	5,445,943
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(8,970)	27,864	6,371	184,697	209,962	33,224	165,237	(15,527)	(147,540)	62,422	1,090,680	1,153,102
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(4,886)	(56,385)	19,437	95,178	53,344	30,066	82,002	(73,992)	(125,928)	(72,584)	837,019	764,435
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(6,725)	(152,571)	347,259	389,511	577,474	75,491	262,974	(143,459)	(330,942)	246,532	3,524,512	3,771,044
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	35,123	(81,280)	0	(47,146)	(93,303)	53,728	224,141	(134,876)	(305,289)	(398,592)	2,022,189	1,623,597
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	122,065	1,512,780	520,208	1,711,226	3,866,279	428,530	4,086,165	(576,040)	(4,233,675)	(367,396)	33,983,488	33,616,092
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(232,409)	1,731,020	1,254,709	171,530	2,924,850	188,419	2,275,489	(688,412)	(2,775,482)	149,368	19,494,074	19,643,442
Janus Henderson VIT Forty Portfolio-Institutional Shares	(175,401)	639,451	1,115,641	3,449,019	5,028,710	138,074	2,199,929	(452,874)	(2,514,728)	2,513,982	14,938,148	17,452,130
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(59,831)	460,431	463,587	695,698	1,559,885	122,926	702,462	(91,077)	(670,613)	889,272	9,162,017	10,051,289
Janus Henderson VIT Overseas Portfolio-Institutional Shares	(4,057)	(168,454)	0	1,490,359	1,317,848	252,531	1,236,154	(419,832)	(1,403,455)	(85,607)	10,882,689	10,797,082
Janus Henderson VIT Research Portfolio-Institutional Shares	(136,171)	1,043,989	1,111,213	1,794,623	3,813,654	142,630	1,351,600	(530,030)	(1,739,000)	2,074,654	13,280,989	15,355,643
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	53,812	74,709	37,901	56,988	223,410	74,473	462,675	(12,092)	(400,296)	(176,886)	3,716,543	3,539,657
Discovery Portfolio-Class I	(28,500)	326,245	229,171	1,355,897	1,882,813	40,164	396,881	376,647	19,930	1,902,743	1,203,274	3,106,017
U.S. Real Estate Portfolio-Class I	68,045	272,562	134,225	(1,696,141)	(1,221,309)	108,924	621,018	(290,527)	(802,621)	(2,023,930)	6,546,362	4,522,432
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	853	16,003	0	125,730	142,586	36,766	220,842	(619)	(184,695)	(42,109)	1,465,624	1,423,515
PIMCO Total Return Portfolio-Administrative Class	34,216	2,439	48,005	222,273	306,933	135,053	669,830	449,945	(84,832)	222,101	4,304,054	4,526,155
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	(4,169)	(12,939)	21,736	29,131	33,759	8,379	81,861	478	(73,005)	(39,246)	657,992	618,746
Timothy Plan Strategic Growth Portfolio Variable Series	(5,677)	3,480	31,899	18,932	48,634	7,324	58,663	(8,465)	(59,803)	(11,169)	713,974	702,805
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	10,795	11,625	0	24,742	47,162	13,450	112,836	(37,622)	(137,007)	(89,845)	607,280	517,435

The accompanying notes are an integral part of these financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

(1)	ORGANIZATION

Annuity Investors Variable Account B (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. As of May 28, 2021, the Company is a direct wholly-owned subsidiary of Great American Life Insurance Company (“GALIC”), which is a wholly-owned subsidiary of Glidepath Holdings, Inc., a financial services holding company wholly-owned by Massachusetts Mutual Life Insurance Company (“MassMutual”). Prior to that date, GALIC was a direct wholly-owned subsidiary of Great American Financial Resources, Inc., a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2021 and for the two year period then ended, the following investment options or funds, each representing a sub-account of the Account, were available:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Capital Appreciation Fund-Series I Shares

•	Invesco V.I. Comstock Fund-Series I Shares

•	Invesco V.I. Conservative Balanced Fund-Series I Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares

•	Invesco V.I. Diversified Dividend Fund-Series I Shares

•	Invesco V.I. Health Care Fund-Series I Shares

•	Invesco V.I. High Yield Fund-Series I Shares

•	Invesco V.I. Main Street Fund®-Series I Shares

•	Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust:

•	Morningstar Balanced ETF Asset Allocation Portfolio-Class II

•	Morningstar Conservative ETF Asset Allocation Portfolio-Class II

•	Morningstar Growth ETF Asset Allocation Portfolio-Class II

•	Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.:

•	VP Capital Appreciation Fund-Class I

•	VP Large Company Value Fund-Class I

•	VP Mid Cap Value Fund-Class I

•	VP Ultra® Fund-Class I

BNY Mellon Investment Portfolios:

•	MidCap Stock Portfolio-Service Shares

•	Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. – Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares

BNY Mellon Variable Investment Fund:

•	Appreciation Portfolio-Initial Shares

•	Government Money Market Portfolio

•	Growth and Income Portfolio-Initial Shares

•	Opportunistic Small Cap Portfolio-Initial Shares

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)	ORGANIZATION – Continued

Calamos® Advisors Trust:

•	Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Davis Value Portfolio

Deutsche DWS Investments VIT Funds:

•	DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust:

•	Templeton Foreign VIP Fund-Class 2

Janus Aspen Series:

•	Janus Henderson VIT Balanced Portfolio-Institutional Shares

•	Janus Henderson VIT Enterprise Portfolio-Institutional Shares

•	Janus Henderson VIT Forty Portfolio-Institutional Shares

•	Janus Henderson VIT Global Research Portfolio-Institutional Shares

•	Janus Henderson VIT Overseas Portfolio-Institutional Shares

•	Janus Henderson VIT Research Portfolio-Institutional Shares

Morgan Stanley Variable Insurance Fund, Inc.:

•	Core Plus Fixed Income Portfolio-Class I

•	Discovery Portfolio-Class I

•	U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust:

•	PIMCO Real Return Portfolio-Administrative Class Shares

•	PIMCO Total Return Portfolio-Administrative Class Shares

The Timothy Plan:

•	Timothy Plan Conservative Growth Portfolio Variable Series

•	Timothy Plan Strategic Growth Portfolio Variable Series

Wilshire Variable Insurance Trust:

•	Wilshire Global Allocation Fund

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Effective April 30, 2021, Invesco Oppenheimer V.I. Capital Appreciation Fund was renamed Invesco V.I. Capital Appreciation Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Conservative Balanced Fund was renamed Invesco V.I. Conservative Balanced Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund was renamed Invesco V.I. Discovery Mid Cap Growth Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Main Street Fund was renamed Invesco V.I. Main Street Fund.

Effective April 30, 2020, Invesco V.I. Mid Cap Growth Fund merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2021.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(3)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2021:

1.50% Series Contracts	$713
1.40% Series Contracts	4,162,104
1.25% Series Contracts	34,241
1.10% Series Contracts	33,584
0.95% Series Contracts	43,461

$4,274,103

The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $102,112 for the year ended December 31, 2021.

(4)	OTHER

Other Transactions with Affiliates

Great American Advisors, LLC (GAA), an affiliate of the Account, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to GAA for acting as underwriter are paid by the Company.

Pursuant to an administrative services agreement between MassMutual, the Company, and affiliates of the Company, MassMutual provides administrative and support services to the Company and the Account.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(4)	OTHER – Continued

Subsequent Events

Management has evaluated the impact of subsequent events on the Account through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the period ended December 31, 2021, are as follows:

	Cost of Purchases	Proceeds from Sales
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$69,173	$803,407
Invesco V.I. Capital Appreciation Fund-Series I Shares	138,281	238,801
Invesco V.I. Comstock Fund-Series I Shares	109,945	963,384
Invesco V.I. Conservative Balanced Fund-Series I Shares	85,844	115,741
Invesco V.I. Core Equity Fund-Series I Shares	177,985	602,585
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	1,159,735	1,465,751
Invesco V.I. Diversified Dividend Fund-Series I Shares	82,577	312,896
Invesco V.I. Health Care Fund-Series I Shares	694,588	500,293
Invesco V.I. High Yield Fund-Series I Shares	73,657	143,075
Invesco V.I. Main Street Fund®-Series I Shares	158,116	530,378
Invesco V.I. Small Cap Equity Fund-Series I Shares	205,972	420,846
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	65,321	157,706
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	31,244	57,026
Morningstar Growth ETF Asset Allocation Portfolio-Class II	120,576	767,112
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	37,339	66,565
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	993,299	997,894
VP Large Company Value Fund-Class I	245,933	442,586
VP Mid Cap Value Fund-Class I	214,182	825,539
VP Ultra® Fund-Class I	636,235	1,122,509
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	21,113	239,341
Technology Growth Portfolio-Initial Shares	2,997,115	2,629,757
BNY Mellon Stock Index Fund, Inc.-Initial Shares	3,139,509	7,231,744
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	493,650	937,161
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	942,920	1,277,777
Government Money Market Portfolio	52,879	517,110
Growth and Income Portfolio-Initial Shares	295,594	433,758
Opportunistic Small Cap Portfolio-Initial Shares	65,598	937,110
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	90,664	359,445
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	122,821	254,413
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	449,851	575,905
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	192,614	162,378
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	766,780	5,395,164
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	1,845,412	2,502,797
Janus Henderson VIT Forty Portfolio-Institutional Shares	2,304,848	2,058,748
Janus Henderson VIT Global Research Portfolio-Institutional Shares	577,120	1,200,558
Janus Henderson VIT Overseas Portfolio-Institutional Shares	226,871	1,438,632
Janus Henderson VIT Research Portfolio-Institutional Shares	829,712	2,513,329
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	535,634	816,552
Discovery Portfolio-Class I	1,242,452	1,232,232
U.S. Real Estate Portfolio-Class I	272,918	696,135
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	98,643	236,343
PIMCO Total Return Portfolio-Administrative Class	440,186	858,222
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	16,661	116,110
Timothy Plan Strategic Growth Portfolio Variable Series	17,193	162,753
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	37,333	142,289

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2021	Units Purchased	Units Redeemed	Units Outstanding 12/31/2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	118,829.442	1,323.637	13,991.063	106,162.016
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	1,361.458	0.000	0.000	1,361.458
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	447.468	0.000	20.387	427.081
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	1,641.635	54.220	166.919	1,528.936
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.50% series contract	0.000	93.670	0.121	93.549
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.40% series contract	56,004.571	827.397	5,871.431	50,960.537
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	271.989	0.000	-0.000	271.989
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.10% series contract	1,002.501	4.843	0.000	1,007.344
Invesco V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	1,529.869	11.868	55.655	1,486.082
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	264.849	0.000	10.632	254.217
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	235,337.613	1,577.292	39,519.930	197,394.975
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	1,450.736	0.000	1,213.228	237.508
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	4,401.924	2.145	334.403	4,069.666
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	5,675.700	151.686	268.681	5,558.705
Invesco V.I. Conservative Balanced Fund-Series I Shares - 1.40% series contract	58,373.302	928.044	6,365.596	52,935.750
Invesco V.I. Conservative Balanced Fund-Series I Shares - 1.25% series contract	394.900	0.000	-0.000	394.900
Invesco V.I. Conservative Balanced Fund-Series I Shares - 0.95% series contract	8,399.278	158.117	0.000	8,557.395
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	161,662.904	2,817.144	20,850.447	143,629.601
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	829.154	2.742	272.332	559.564
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	2,095.400	26.370	733.497	1,388.273
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	693,010.596	5,378.880	82,671.115	615,718.361
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	6,724.166	0.000	3,419.223	3,304.943
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	9,817.909	19.414	532.938	9,304.385
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	6,665.382	310.320	488.502	6,487.200
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	58,925.183	2,599.153	13,480.277	48,044.059
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.25% series contract	2,359.598	0.000	12.841	2,346.757
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	855.120	4.125	23.831	835.414
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	63.465	0.000	0.000	63.465
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	91,562.870	10,530.609	13,604.208	88,489.271
Invesco V.I. Health Care Fund-Series I Shares - 1.25% series contract	692.581	0.000	23.476	669.105
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	135.581	0.000	0.735	134.846
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	321.858	4.171	112.762	213.267
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	43,405.743	1,559.854	5,751.994	39,213.603
Invesco V.I. High Yield Fund-Series I Shares - 1.25% series contract	1,975.815	0.000	0.000	1,975.815
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	1,855.724	0.000	0.000	1,855.724
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	1,401.910	47.277	585.844	863.343
Invesco V.I. Main Street Fund®-Series I Shares - 1.40% series contract	63,960.581	758.943	11,598.926	53,120.598
Invesco V.I. Main Street Fund®-Series I Shares - 1.25% series contract	2,608.868	0.000	2,565.988	42.880
Invesco V.I. Main Street Fund®-Series I Shares - 1.10% series contract	3,990.858	0.867	213.074	3,778.651
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	2,563.271	15.518	174.015	2,404.774
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	67,968.290	2,497.285	10,809.657	59,655.918
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	1,135.480	0.000	0.000	1,135.480
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	473.531	0.000	5.613	467.918
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	1,888.894	6.155	377.855	1,517.194
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	51,763.409	1,676.600	9,222.416	44,217.593
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	1,325.323	0.000	0.000	1,325.323
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	92.137	0.000	1.693	90.444
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,947.272	15.863	0.000	2,963.135
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	22,528.267	1,084.700	3,977.003	19,635.964
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	1,478.901	0.000	0.000	1,478.901
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	3,479.749	271.799	-0.001	3,751.549
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	105,274.845	2,580.717	27,361.848	80,493.714
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	29,710.347	286.051	13,334.822	16,661.576
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	35,645.281	894.535	3,854.849	32,684.967
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	5,116.099	0.000	198.990	4,917.109
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	42.176	0.000	0.452	41.724
VP Capital Appreciation Fund-Class I - 1.40% series contract	335,200.364	2,972.764	37,305.134	300,867.994
VP Capital Appreciation Fund-Class I - 1.25% series contract	1,512.514	0.000	-0.000	1,512.514
VP Capital Appreciation Fund-Class I - 1.10% series contract	1,705.204	0.000	12.392	1,692.812
VP Capital Appreciation Fund-Class I - 0.95% series contract	1,804.653	8.884	15.387	1,798.150
VP Large Company Value Fund-Class I - 1.40% series contract	88,271.646	7,896.760	10,756.275	85,412.131
VP Large Company Value Fund-Class I - 1.25% series contract	9,789.919	0.000	4,959.614	4,830.305
VP Large Company Value Fund-Class I - 1.10% series contract	2,558.924	0.000	0.000	2,558.924
VP Large Company Value Fund-Class I - 0.95% series contract	4,331.277	1,259.004	1,277.301	4,312.980
VP Mid Cap Value Fund-Class I - 1.40% series contract	152,769.358	4,363.277	18,949.814	138,182.821
VP Mid Cap Value Fund-Class I - 1.25% series contract	5,243.037	0.000	0.000	5,243.037
VP Mid Cap Value Fund-Class I - 1.10% series contract	2,138.254	0.000	0.000	2,138.254
VP Mid Cap Value Fund-Class I - 0.95% series contract	5,005.819	139.521	1,021.883	4,123.457
VP Ultra® Fund-Class I - 1.50% series contract	28.158	69.917	0.402	97.673
VP Ultra® Fund-Class I - 1.40% series contract	141,555.156	3,388.442	19,238.960	125,704.638
VP Ultra® Fund-Class I - 1.10% series contract	3,620.038	0.000	1,012.176	2,607.862
VP Ultra® Fund-Class I - 0.95% series contract	1,928.317	585.138	906.807	1,606.648

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2021	Units Purchased	Units Redeemed	Units Outstanding 12/31/2021
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	38,334.347	669.071	6,293.131	32,710.287
MidCap Stock Portfolio-Service Shares - 1.25% series contract	2,801.262	0.000	2,801.262	0.000
MidCap Stock Portfolio-Service Shares - 1.10% series contract	1,966.497	0.000	0.000	1,966.497
MidCap Stock Portfolio-Service Shares - 0.95% series contract	3,585.306	59.950	880.686	2,764.570
Technology Growth Portfolio-Initial Shares - 1.50% series contract	15.959	56.929	0.193	72.695
Technology Growth Portfolio-Initial Shares - 1.40% series contract	347,958.162	3,126.221	34,857.108	316,227.275
Technology Growth Portfolio-Initial Shares - 1.25% series contract	1,246.267	0.000	1,246.267	0.000
Technology Growth Portfolio-Initial Shares - 1.10% series contract	159.886	0.000	6.094	153.792
Technology Growth Portfolio-Initial Shares - 0.95% series contract	1,149.544	358.743	106.425	1,401.862
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.50% series contract	3.481	0.000	0.109	3.372
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.40% series contract	1,100,980.409	9,076.213	132,315.761	977,740.861
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.25% series contract	2,657.003	0.000	1,061.551	1,595.452
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.10% series contract	7,603.208	0.000	1,053.022	6,550.186
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 0.95% series contract	7,149.690	23.170	2,665.593	4,507.267
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.40% series contract	215,106.058	6,891.895	22,306.108	199,691.845
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.10% series contract	2,061.589	0.000	8.251	2,053.338
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 0.95% series contract	1,854.242	647.958	8.695	2,493.505
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	187,778.162	1,865.807	23,402.708	166,241.261
Appreciation Portfolio-Initial Shares - 1.25% series contract	6,232.858	0.000	750.086	5,482.772
Appreciation Portfolio-Initial Shares - 1.10% series contract	467.878	0.000	35.903	431.975
Appreciation Portfolio-Initial Shares - 0.95% series contract	718.822	8.776	92.533	635.065
Government Money Market Portfolio - 1.40% series contract	2,168,119.351	55,913.392	459,374.744	1,764,657.999
Government Money Market Portfolio - 1.10% series contract	37,361.788	854.495	0.466	38,215.817
Government Money Market Portfolio - 0.95% series contract	49,932.202	1,520.435	52.318	51,400.319
Growth and Income Portfolio-Initial Shares - 1.40% series contract	96,000.132	1,011.290	9,568.223	87,443.199
Growth and Income Portfolio-Initial Shares - 1.10% series contract	305.155	0.000	5.651	299.504
Growth and Income Portfolio-Initial Shares - 0.95% series contract	52.444	0.000	0.000	52.444
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	157.784	0.000	6.335	151.449
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	181,292.204	2,437.186	26,381.303	157,348.087
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	361.165	0.000	18.167	342.998
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	106.398	0.000	2.539	103.859
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	4.014	92.401	0.000	96.415
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	42,995.195	320.942	13,676.955	29,639.182
Calamos® Growth and Income Portfolio - 1.25% series contract	924.359	0.000	0.000	924.359
Calamos® Growth and Income Portfolio - 0.95% series contract	7,448.854	182.383	1,114.893	6,516.344
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	32,799.853	811.013	11,309.962	22,300.904
Davis Value Portfolio - 1.25% series contract	2,893.380	0.000	0.000	2,893.380
Davis Value Portfolio - 1.10% series contract	1,264.031	0.000	0.000	1,264.031
Davis Value Portfolio - 0.95% series contract	1,530.317	9.978	71.740	1,468.555
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	89,083.913	4,335.569	11,303.243	82,116.239
DWS Small Cap Index VIP-Class A - 1.10% series contract	307.398	0.000	0.000	307.398
DWS Small Cap Index VIP-Class A - 0.95% series contract	1,201.544	32.093	155.652	1,077.985
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	140,443.926	16,350.876	11,576.795	145,218.007
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	1,381.410	0.000	0.000	1,381.410
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	6,382.830	0.000	0.000	6,382.830
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	12,959.287	310.854	2,688.317	10,581.824
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	579,226.701	4,980.039	79,781.586	504,425.154
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	7,237.555	0.000	723.591	6,513.964
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	2,762.553	1.712	693.747	2,070.518
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	5,086.502	95.924	1,176.144	4,006.282
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	254,869.597	1,778.765	27,404.823	229,243.539
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	617.906	0.000	42.497	575.409
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,481.257	0.000	139.624	3,341.633
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	1,612.015	33.290	430.535	1,214.770
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	246.063	59.716	9.911	295.868
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	315,207.517	3,513.234	29,999.375	288,721.376
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	4,895.835	0.000	1,815.005	3,080.830
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	667.934	0.000	0.352	667.582
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,418.853	36.255	0.000	2,455.108
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	326,952.158	2,275.478	32,890.048	296,337.588
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	75.156	0.000	0.000	75.156
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	2,002.147	0.000	138.711	1,863.436
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13.356	0.000	0.000	13.356

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2021	Units Purchased	Units Redeemed	Units Outstanding 12/31/2021
Janus Aspen Series:
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	301,435.057	4,093.215	35,592.779	269,935.493
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	4,372.745	0.000	0.000	4,372.745
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	4,937.382	38.523	192.678	4,783.227
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	5,168.737	157.565	641.571	4,684.731
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	22.428	70.374	0.338	92.464
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	326,400.918	1,242.698	45,847.910	281,795.706
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,654.046	0.000	-0.000	2,654.046
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	282.681	1.027	6.391	277.317
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	134,790.798	9,265.416	26,973.548	117,082.666
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	13,771.207	0.000	7,692.273	6,078.934
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	3,918.388	172.015	146.760	3,943.643
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	3,683.022	177.637	787.989	3,072.670
Discovery Portfolio-Class I - 1.50% series contract	0.000	71.976	0.093	71.883
Discovery Portfolio-Class I - 1.40% series contract	44,246.653	5,427.413	17,473.863	32,200.203
Discovery Portfolio-Class I - 1.10% series contract	68.185	0.000	0.000	68.185
Discovery Portfolio-Class I - 0.95% series contract	921.520	32.388	16.861	937.047
U.S. Real Estate Portfolio-Class I - 1.40% series contract	99,069.880	3,728.607	12,510.716	90,287.771
U.S. Real Estate Portfolio-Class I - 1.25% series contract	2,230.549	0.000	133.707	2,096.842
U.S. Real Estate Portfolio-Class I - 1.10% series contract	1,954.495	3.456	99.912	1,858.039
U.S. Real Estate Portfolio-Class I - 0.95% series contract	1,256.911	20.641	312.243	965.309
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	80,617.833	2,319.527	10,814.810	72,122.550
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	377.555	0.000	0.000	377.555
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	1,493.949	0.000	464.863	1,029.086
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	7,636.248	294.191	2,795.101	5,135.338
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	213,664.379	11,471.680	41,834.457	183,301.602
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	7,439.281	0.000	950.451	6,488.830
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	13,111.101	524.827	32.253	13,603.675
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	19,375.732	840.199	4,883.154	15,332.777
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.50% series contract	43.495	0.000	0.821	42.674
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	36,470.494	655.569	6,222.529	30,903.534
Timothy Plan Strategic Growth Portfolio Variable Series - 1.50% series contract	46.299	0.000	0.874	45.425
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	41,803.949	504.510	8,786.126	33,522.333
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	39,162.410	567.193	10,474.707	29,254.896
Wilshire Global Allocation Fund - 1.25% series contract	2,122.229	0.000	-0.000	2,122.229
Wilshire Global Allocation Fund - 1.10% series contract	1,157.293	0.000	91.083	1,066.210

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2020	Units Purchased	Units Redeemed	Units Outstanding 12/31/2020
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.40% series contract	64,229.192	1,723.630	9,948.251	56,004.571
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	271.989	0.000	0.000	271.989
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.10% series contract	1,315.816	23.763	337.078	1,002.501
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	1,664.193	434.363	568.687	1,529.869
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares - 1.40% series contract	61,473.946	8,287.827	11,388.471	58,373.302
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares - 1.25% series contract	394.900	0.000	0.000	394.900
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares - 0.95% series contract	4,928.629	3,548.246	77.597	8,399.278
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.50% series contract	0.000	1.642	1.642	0.000
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	0.000	772,564.660	79,554.064	693,010.596
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	0.000	6,724.166	0.000	6,724.166
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	0.000	11,291.686	1,473.777	9,817.909
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	0.000	8,863.731	2,198.349	6,665.382
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 1.40% series contract	73,784.212	2,165.770	11,989.401	63,960.581
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 1.25% series contract	2,608.868	0.000	0.000	2,608.868
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 1.10% series contract	4,373.802	106.383	489.327	3,990.858
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 0.95% series contract	3,204.704	80.312	721.745	2,563.271
Invesco V.I. American Value Fund-Series I Shares - 1.50% series contract	0.684	0.000	0.684	0.000
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	126,156.308	5,394.557	12,721.423	118,829.442
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	1,616.573	0.000	255.115	1,361.458
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	526.464	0.000	78.996	447.468
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	2,388.958	1,419.838	2,167.161	1,641.635
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	275.239	0.000	10.390	264.849
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	262,694.749	14,831.059	42,188.195	235,337.613
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	1,450.736	0.000	0.000	1,450.736
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	4,810.577	433.966	842.619	4,401.924
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	7,354.164	3,506.623	5,185.087	5,675.700
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	176,559.941	2,592.230	17,489.267	161,662.904
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	930.690	8.925	110.461	829.154
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	1,554.216	688.982	147.798	2,095.400
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	66,053.852	17,461.109	24,589.778	58,925.183
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.25% series contract	516.106	1,843.492	0.000	2,359.598
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	1,487.324	34.579	666.783	855.120
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	943.235	18.188	897.958	63.465
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	104,834.735	4,996.913	18,268.778	91,562.870
Invesco V.I. Health Care Fund-Series I Shares - 1.25% series contract	692.581	0.000	0.000	692.581
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	136.496	0.000	0.915	135.581
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	3,644.843	180.266	3,503.251	321.858
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	46,976.401	4,049.768	7,620.426	43,405.743
Invesco V.I. High Yield Fund-Series I Shares - 1.25% series contract	1,275.471	1,073.043	372.699	1,975.815
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	1,895.953	20.551	60.780	1,855.724
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	4,824.646	131.503	3,554.239	1,401.910
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.50% series contract	0.833	0.000	0.833	0.000
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.40% series contract	399,344.826	2,618.322	401,963.148	0.000
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.25% series contract	3,343.700	0.000	3,343.700	0.000
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.10% series contract	5,621.821	63.235	5,685.056	0.000
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 0.95% series contract	4,017.855	255.288	4,273.143	0.000
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	78,385.692	3,189.870	13,607.272	67,968.290
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	3,384.764	0.000	2,249.284	1,135.480
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	465.572	7.959	0.000	473.531
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	2,812.645	31.041	954.792	1,888.894
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	68,362.242	2,357.207	18,956.040	51,763.409
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	0.000	1,325.323	0.000	1,325.323
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	94.125	0.000	1.988	92.137
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,903.350	43.922	0.000	2,947.272
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	26,029.988	1,260.553	4,762.274	22,528.267
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	0.000	1,478.901	0.000	1,478.901
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	3,357.481	674.855	552.587	3,479.749
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	115,324.322	3,707.430	13,756.907	105,274.845
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	28,875.473	839.380	4.506	29,710.347
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	35,657.926	3,892.230	3,904.875	35,645.281
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	5,327.045	0.000	210.946	5,116.099
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	43.852	0.000	1.676	42.176
VP Capital Appreciation Fund-Class I - 1.40% series contract	379,715.168	14,655.895	59,170.699	335,200.364
VP Capital Appreciation Fund-Class I - 1.25% series contract	1,512.514	0.000	0.000	1,512.514
VP Capital Appreciation Fund-Class I - 1.10% series contract	2,208.131	14.016	516.943	1,705.204
VP Capital Appreciation Fund-Class I - 0.95% series contract	1,381.375	687.451	264.173	1,804.653
VP Large Company Value Fund-Class I - 1.40% series contract	94,416.123	3,901.913	10,046.390	88,271.646
VP Large Company Value Fund-Class I - 1.25% series contract	7,985.225	1,914.187	109.493	9,789.919
VP Large Company Value Fund-Class I - 1.10% series contract	2,547.849	28.389	17.314	2,558.924
VP Large Company Value Fund-Class I - 0.95% series contract	7,015.212	416.946	3,100.881	4,331.277
VP Mid Cap Value Fund-Class I - 1.40% series contract	175,274.411	13,053.874	35,558.927	152,769.358
VP Mid Cap Value Fund-Class I - 1.25% series contract	8,695.936	0.000	3,452.899	5,243.037
VP Mid Cap Value Fund-Class I - 1.10% series contract	2,131.968	22.128	15.842	2,138.254
VP Mid Cap Value Fund-Class I - 0.95% series contract	7,164.805	2,396.263	4,555.249	5,005.819
VP Ultra® Fund-Class I - 1.50% series contract	28.600	0.000	0.442	28.158
VP Ultra® Fund-Class I - 1.40% series contract	162,238.895	16,838.834	37,522.573	141,555.156
VP Ultra® Fund-Class I - 1.10% series contract	3,778.376	16.936	175.274	3,620.038
VP Ultra® Fund-Class I - 0.95% series contract	2,203.330	197.422	472.435	1,928.317

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2020	Units Purchased	Units Redeemed	Units Outstanding 12/31/2020
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	39,617.735	7,410.093	8,693.481	38,334.347
MidCap Stock Portfolio-Service Shares - 1.25% series contract	2,801.262	0.000	0.000	2,801.262
MidCap Stock Portfolio-Service Shares - 1.10% series contract	1,969.313	15.788	18.604	1,966.497
MidCap Stock Portfolio-Service Shares - 0.95% series contract	4,055.330	196.245	666.269	3,585.306
Technology Growth Portfolio-Initial Shares - 1.50% series contract	16.134	0.000	0.175	15.959
Technology Growth Portfolio-Initial Shares - 1.40% series contract	396,613.668	14,495.243	63,150.749	347,958.162
Technology Growth Portfolio-Initial Shares - 1.25% series contract	891.524	354.743	0.000	1,246.267
Technology Growth Portfolio-Initial Shares - 1.10% series contract	208.174	0.000	48.288	159.886
Technology Growth Portfolio-Initial Shares - 0.95% series contract	1,829.966	175.876	856.298	1,149.544
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.50% series contract	4.741	0.000	1.260	3.481
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.40% series contract	1,219,412.285	12,169.773	130,601.649	1,100,980.409
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.25% series contract	3,263.972	215.862	822.831	2,657.003
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.10% series contract	8,210.722	127.358	734.872	7,603.208
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 0.95% series contract	10,646.533	493.220	3,990.063	7,149.690
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.40% series contract	236,290.374	1,724.810	22,909.126	215,106.058
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.10% series contract	2,061.589	0.000	0.000	2,061.589
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 0.95% series contract	1,391.983	462.259	0.000	1,854.242
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	203,586.165	3,398.950	19,206.953	187,778.162
Appreciation Portfolio-Initial Shares - 1.25% series contract	10,495.537	0.000	4,262.679	6,232.858
Appreciation Portfolio-Initial Shares - 1.10% series contract	467.094	0.784	0.000	467.878
Appreciation Portfolio-Initial Shares - 0.95% series contract	3,474.434	55.450	2,811.062	718.822
Government Money Market Portfolio - 1.50% series contract	14.008	0.000	14.008	0.000
Government Money Market Portfolio - 1.40% series contract	1,828,750.595	1,115,622.205	776,253.449	2,168,119.351
Government Money Market Portfolio - 1.10% series contract	37,442.075	1,538.681	1,618.968	37,361.788
Government Money Market Portfolio - 0.95% series contract	64,118.658	3,051.510	17,237.966	49,932.202
Growth and Income Portfolio-Initial Shares - 1.50% series contract	1.318	0.000	1.318	0.000
Growth and Income Portfolio-Initial Shares - 1.40% series contract	111,277.717	1,248.413	16,525.998	96,000.132
Growth and Income Portfolio-Initial Shares - 1.10% series contract	305.155	0.000	0.000	305.155
Growth and Income Portfolio-Initial Shares - 0.95% series contract	854.091	153.288	954.935	52.444
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	165.284	0.000	7.500	157.784
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	224,400.806	10,440.696	53,549.298	181,292.204
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	361.165	0.000	0.000	361.165
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	431.467	9.883	334.952	106.398
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	765.555	215.464	977.005	4.014
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	46,798.038	1,287.979	5,090.822	42,995.195
Calamos® Growth and Income Portfolio - 1.25% series contract	924.359	0.000	0.000	924.359
Calamos® Growth and Income Portfolio - 1.10% series contract	125.201	0.000	125.201	0.000
Calamos® Growth and Income Portfolio - 0.95% series contract	10,712.694	550.186	3,814.026	7,448.854
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	40,447.651	1,924.509	9,572.307	32,799.853
Davis Value Portfolio - 1.25% series contract	2,893.380	0.000	0.000	2,893.380
Davis Value Portfolio - 1.10% series contract	1,248.985	15.046	0.000	1,264.031
Davis Value Portfolio - 0.95% series contract	1,870.375	54.546	394.604	1,530.317
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	97,232.839	16,095.030	24,243.956	89,083.913
DWS Small Cap Index VIP-Class A - 1.10% series contract	307.398	0.000	0.000	307.398
DWS Small Cap Index VIP-Class A - 0.95% series contract	2,096.343	134.667	1,029.466	1,201.544
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	171,573.433	17,675.605	48,805.112	140,443.926
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	2,322.824	1,189.837	2,131.251	1,381.410
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	6,725.024	163.199	505.393	6,382.830
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	15,168.083	1,068.635	3,277.431	12,959.287
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.50% series contract	0.996	0.000	0.996	0.000
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	658,117.437	7,569.355	86,460.091	579,226.701
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	8,574.974	0.000	1,337.419	7,237.555
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	3,022.254	18.117	277.818	2,762.553
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	7,393.794	332.918	2,640.210	5,086.502
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	297,765.524	2,780.248	45,676.175	254,869.597
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	86.408	531.498	0.000	617.906
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,991.545	11.056	521.344	3,481.257
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	2,607.484	299.404	1,294.873	1,612.015
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	256.330	0.000	10.267	246.063
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	372,223.241	3,986.945	61,002.669	315,207.517
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	5,284.796	0.000	388.961	4,895.835
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	449.315	553.210	334.591	667.934
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,400.923	94.423	76.493	2,418.853
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	352,438.568	3,596.272	29,082.682	326,952.158
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	75.156	0.000	0.000	75.156
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	2,109.597	0.000	107.450	2,002.147
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	390.659	7.715	385.018	13.356

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2020	Units Purchased	Units Redeemed	Units Outstanding 12/31/2020
Janus Aspen Series:
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	347,971.018	12,507.763	59,043.724	301,435.057
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	5,642.260	0.000	1,269.515	4,372.745
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	5,643.485	255.909	962.012	4,937.382
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	6,009.753	799.356	1,640.372	5,168.737
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	22.779	0.000	0.351	22.428
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	370,651.843	3,782.131	48,033.056	326,400.918
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.25% series contract	54.599	0.000	54.599	0.000
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,758.670	0.000	104.624	2,654.046
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	3.891	278.790	0.000	282.681
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.50% series contract	2.064	0.000	2.064	0.000
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	153,512.053	7,930.338	26,651.593	134,790.798
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	11,525.461	2,625.140	379.394	13,771.207
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	4,456.657	211.015	749.284	3,918.388
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	4,628.508	4,487.323	5,432.809	3,683.022
Discovery Portfolio-Class I - 1.40% series contract	41,249.693	18,561.687	15,564.727	44,246.653
Discovery Portfolio-Class I - 1.10% series contract	176.699	0.000	108.514	68.185
Discovery Portfolio-Class I - 0.95% series contract	2,097.071	514.082	1,689.633	921.520
U.S. Real Estate Portfolio-Class I - 1.40% series contract	117,009.067	4,414.973	22,354.160	99,069.880
U.S. Real Estate Portfolio-Class I - 1.25% series contract	3,002.983	0.000	772.434	2,230.549
U.S. Real Estate Portfolio-Class I - 1.10% series contract	2,214.279	139.138	398.922	1,954.495
U.S. Real Estate Portfolio-Class I - 0.95% series contract	1,797.173	148.614	688.876	1,256.911
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	91,714.755	6,684.754	17,781.676	80,617.833
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	377.555	0.000	0.000	377.555
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	1,471.610	23.461	1.122	1,493.949
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	8,703.078	626.230	1,693.060	7,636.248
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	206,053.199	41,182.271	33,571.091	213,664.379
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	4,365.094	4,178.781	1,104.594	7,439.281
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	15,637.051	900.766	3,426.716	13,111.101
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	31,577.475	6,802.990	19,004.733	19,375.732
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.50% series contract	44.387	0.000	0.892	43.495
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	41,394.324	645.937	5,569.767	36,470.494
Timothy Plan Strategic Growth Portfolio Variable Series - 1.50% series contract	47.247	0.000	0.948	46.299
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	45,718.365	457.968	4,372.384	41,803.949
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	51,685.711	1,235.382	13,758.683	39,162.410
Wilshire Global Allocation Fund - 1.25% series contract	2,122.229	0.000	0.000	2,122.229
Wilshire Global Allocation Fund - 1.10% series contract	1,172.013	0.049	14.769	1,157.293

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2021				Periods Ended December 31, 2021
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	109	$57.444554	$64.175442	$6,289	0.45%	0.95%	1.40%	26.16%	26.74%
Invesco V.I. Capital Appreciation Fund-Series I Shares	54	41.501754	45.647719	2,280	0.00%	0.95%	1.50%	20.73%	21.41%
Invesco V.I. Comstock Fund-Series I Shares	208	25.640535	27.212717	5,390	1.81%	0.95%	1.50%	31.36%	32.09%
Invesco V.I. Conservative Balanced Fund-Series I Shares	62	17.134632	18.522377	1,072	1.51%	0.95%	1.40%	9.08%	9.58%
Invesco V.I. Core Equity Fund-Series I Shares	146	29.526635	31.714325	4,302	0.65%	0.95%	1.40%	25.95%	26.53%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	635	16.966960	17.096742	10,773	0.00%	0.95%	1.40%	17.43%	17.97%
Invesco V.I. Diversified Dividend Fund-Series I Shares	51	24.393330	25.609842	1,253	2.09%	0.95%	1.40%	17.23%	17.77%
Invesco V.I. Health Care Fund-Series I Shares	90	37.424317	41.108827	3,352	0.21%	0.95%	1.40%	10.73%	11.23%
Invesco V.I. High Yield Fund-Series I Shares	44	21.901477	23.738766	967	4.68%	0.95%	1.40%	2.92%	3.39%
Invesco V.I. Main Street Fund®-Series I Shares	59	38.615183	41.742237	2,307	0.69%	0.95%	1.40%	25.78%	26.36%
Invesco V.I. Small Cap Equity Fund-Series I Shares	63	36.262982	39.200102	2,283	0.18%	0.95%	1.40%	18.72%	19.26%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	49	17.076305	18.257430	834	1.28%	0.95%	1.40%	9.24%	9.74%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	25	13.418391	14.346478	338	1.34%	0.95%	1.40%	0.85%	1.31%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	97	18.425977	19.700463	1,811	1.07%	0.95%	1.40%	13.28%	13.79%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	38	15.189111	16.239689	576	1.38%	0.95%	1.40%	4.98%	5.46%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	306	25.310689	26.418750	7,807	0.00%	0.95%	1.50%	9.49%	10.10%
VP Large Company Value Fund-Class I	97	26.208755	28.331466	2,561	1.49%	0.95%	1.40%	20.01%	20.56%
VP Mid Cap Value Fund-Class I	150	41.017196	44.338759	6,164	1.18%	0.95%	1.40%	21.48%	22.03%
VP Ultra® Fund-Class I	130	55.948770	61.536995	7,417	0.00%	0.95%	1.50%	21.31%	21.99%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	37	24.845993	26.564708	937	0.47%	0.95%	1.40%	23.80%	24.37%
Technology Growth Portfolio-Initial Shares	318	67.354634	74.082592	21,792	0.00%	0.95%	1.50%	11.23%	11.86%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	990	52.857336	60.523089	53,697	1.14%	0.95%	1.50%	26.49%	27.19%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	204	42.851082	47.870744	8,771	0.77%	0.95%	1.40%	25.22%	25.79%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	173	54.564241	60.955032	9,384	0.44%	0.95%	1.40%	25.35%	25.92%
Government Money Market Portfolio	1,854	1.079301	1.194023	2,010	0.01%	0.95%	1.40%	-1.29%	-0.78%
Growth and Income Portfolio-Initial Shares	88	45.551606	50.887610	4,001	0.48%	0.95%	1.40%	23.87%	24.44%
Opportunistic Small Cap Portfolio-Initial Shares	158	33.540192	38.405179	5,433	0.12%	0.95%	1.50%	14.72%	15.36%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	37	26.611253	28.451641	999	0.36%	0.95%	1.40%	19.70%	20.24%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	28	22.952926	24.540758	646	0.55%	0.95%	1.40%	16.20%	16.73%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	84	46.920950	52.000745	3,924	0.87%	0.95%	1.40%	12.90%	13.42%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	164	10.273677	10.984520	1,691	2.00%	0.95%	1.40%	2.70%	3.17%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	517	65.428890	73.092239	33,788	0.90%	0.95%	1.40%	15.56%	16.08%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	234	86.732490	96.893191	20,353	0.32%	0.95%	1.40%	15.20%	15.72%
Janus Henderson VIT Forty Portfolio-Institutional Shares	295	63.813174	72.362244	19,303	0.00%	0.95%	1.50%	21.05%	21.73%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	298	35.553685	39.718606	10,610	0.52%	0.95%	1.40%	16.44%	16.97%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	284	38.251898	42.733453	10,862	1.16%	0.95%	1.40%	11.99%	12.51%
Janus Henderson VIT Research Portfolio-Institutional Shares	285	53.933650	61.756115	15,758	0.10%	0.95%	1.50%	18.53%	19.19%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	130	22.248521	24.854754	2,906	3.97%	0.95%	1.40%	-1.72%	-1.27%
Discovery Portfolio-Class I	33	59.240604	64.288999	2,005	0.00%	0.95%	1.50%	-12.40%	-11.91%
U.S. Real Estate Portfolio-Class I	95	59.513452	66.485819	5,679	2.05%	0.95%	1.40%	37.85%	38.47%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	79	16.326741	17.648937	1,292	4.88%	0.95%	1.40%	4.13%	4.61%
PIMCO Total Return Portfolio-Administrative Class	219	17.218209	18.612541	3,803	1.78%	0.95%	1.40%	-2.65%	-2.20%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	31	17.677399	18.032924	558	0.72%	1.40%	1.50%	6.31%	6.42%
Timothy Plan Strategic Growth Portfolio Variable Series	34	18.263939	18.631120	625	0.74%	1.40%	1.50%	10.83%	10.94%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	32	13.439982	13.566417	436	1.12%	1.10%	1.40%	10.28%	10.61%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2020				Periods Ended December 31, 2020
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	59	$34.941573	$37.599505	$2,061	0.00%	0.95%	1.40%	34.67%	35.29%
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	67	15.707637	16.902660	1,065	2.11%	0.95%	1.40%	13.24%	13.76%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares (*)	716	14.448404	14.492734	10,349	0.00%	0.95%	1.40%	0.00%	0.00%
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	73	30.699501	33.034829	2,259	1.34%	0.95%	1.40%	12.34%	12.86%
Invesco V.I. American Value Fund-Series I Shares	122	45.533139	50.637323	5,568	0.77%	0.95%	1.40%	-0.30%	0.16%
Invesco V.I. Comstock Fund-Series I Shares	247	19.519087	20.600974	4,879	2.05%	0.95%	1.50%	-2.34%	-1.80%
Invesco V.I. Core Equity Fund-Series I Shares	165	23.442820	25.065379	3,863	1.25%	0.95%	1.40%	12.25%	12.77%
Invesco V.I. Diversified Dividend Fund-Series I Shares	62	20.808037	21.746513	1,296	2.76%	0.95%	1.40%	-1.26%	-0.81%
Invesco V.I. Health Care Fund-Series I Shares	93	33.798976	36.957773	3,136	0.29%	0.95%	1.40%	12.85%	13.37%
Invesco V.I. High Yield Fund-Series I Shares	49	21.279920	22.960252	1,041	5.35%	0.95%	1.40%	1.87%	2.33%
Invesco V.I. Small Cap Equity Fund-Series I Shares	71	30.545858	32.869895	2,189	0.30%	0.95%	1.40%	25.46%	26.03%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	56	15.632089	16.637374	881	1.75%	0.95%	1.40%	7.59%	8.08%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	27	13.305826	14.161473	369	1.71%	0.95%	1.40%	5.00%	5.48%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	135	16.266374	17.312477	2,227	1.85%	0.95%	1.40%	8.46%	8.96%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	41	14.468792	15.399236	595	2.04%	0.95%	1.40%	6.91%	7.40%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	340	23.117417	23.995406	7,922	0.00%	0.95%	1.50%	40.31%	41.10%
VP Large Company Value Fund-Class I	105	21.839096	23.500669	2,307	1.56%	0.95%	1.40%	1.18%	1.64%
VP Mid Cap Value Fund-Class I	165	33.764588	36.333065	5,597	1.57%	0.95%	1.40%	-0.21%	0.25%
VP Ultra® Fund-Class I	147	46.119352	50.444191	6,913	0.00%	0.95%	1.50%	47.60%	48.43%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	47	20.068949	21.359765	944	0.48%	0.95%	1.40%	6.33%	6.82%
Technology Growth Portfolio-Initial Shares	351	60.551778	66.230329	21,582	0.24%	0.95%	1.50%	67.37%	68.31%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	1,118	41.788789	47.583744	47,893	1.44%	0.95%	1.50%	16.23%	16.88%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	219	34.220597	38.055631	7,507	1.05%	0.95%	1.40%	22.40%	22.96%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	195	43.529044	48.406481	8,456	0.75%	0.95%	1.40%	21.95%	22.51%
Government Money Market Portfolio	2,255	1.093430	1.203468	2,474	0.19%	0.95%	1.40%	-1.10%	-0.62%
Growth and Income Portfolio-Initial Shares	96	36.773126	40.894229	3,544	0.69%	0.95%	1.40%	22.88%	23.45%
Opportunistic Small Cap Portfolio-Initial Shares	182	29.237798	33.292847	5,446	0.56%	0.95%	1.50%	18.09%	18.75%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	51	22.231976	23.661527	1,153	0.45%	0.95%	1.40%	20.71%	21.26%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	38	19.752528	21.023031	764	0.61%	0.95%	1.40%	10.15%	10.66%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	91	41.559829	45.849925	3,771	1.03%	0.95%	1.40%	17.75%	18.29%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	161	10.003590	10.647149	1,624	3.11%	0.95%	1.40%	-2.55%	-2.10%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	594	56.621270	62.965661	33,616	1.70%	0.95%	1.40%	12.71%	13.22%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	261	75.291243	83.729416	19,643	0.06%	0.95%	1.40%	17.80%	18.34%
Janus Henderson VIT Forty Portfolio-Institutional Shares	323	52.714650	59.444924	17,452	0.27%	0.95%	1.50%	37.31%	38.07%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	329	30.534712	33.956707	10,051	0.66%	0.95%	1.40%	18.38%	18.92%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	316	34.155244	37.983530	10,797	1.19%	0.95%	1.40%	14.66%	15.19%
Janus Henderson VIT Research Portfolio-Institutional Shares	329	45.502581	51.812901	15,356	0.39%	0.95%	1.50%	30.95%	31.69%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	156	22.637779	25.174652	3,540	2.86%	0.95%	1.40%	6.29%	6.77%
Discovery Portfolio-Class I	45	68.567750	72.976940	3,106	0.00%	0.95%	1.40%	148.77%	149.90%
U.S. Real Estate Portfolio-Class I	105	43.173937	48.013084	4,522	2.44%	0.95%	1.40%	-18.02%	-17.64%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	90	15.679073	16.871796	1,424	1.45%	0.95%	1.40%	10.15%	10.65%
PIMCO Total Return Portfolio-Administrative Class	254	17.686765	19.032133	4,526	2.09%	0.95%	1.40%	7.14%	7.63%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	37	16.628610	16.945841	619	0.68%	1.40%	1.50%	6.61%	6.72%
Timothy Plan Strategic Growth Portfolio Variable Series	42	16.479404	16.793671	703	0.49%	1.40%	1.50%	7.54%	7.65%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	42	12.187559	12.264867	517	3.24%	1.10%	1.40%	10.35%	10.69%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2020 (commencement of operations) to December 31, 2020.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2019				Periods Ended December 31, 2019
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	67	$25.945840	$27.792358	$1,756	0.06%	0.95%	1.40%	34.29%	34.90%
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	67	13.870510	14.857783	932	2.32%	0.95%	1.40%	15.87%	16.40%
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	84	27.326435	29.271142	2,308	1.12%	0.95%	1.40%	30.23%	30.83%
Invesco V.I. American Value Fund-Series I Shares	131	44.648071	50.556589	5,970	0.69%	0.95%	1.50%	23.15%	23.84%
Invesco V.I. Comstock Fund-Series I Shares	277	19.987709	20.978006	5,586	1.94%	0.95%	1.50%	23.42%	24.11%
Invesco V.I. Core Equity Fund-Series I Shares	179	20.884135	22.227823	3,742	1.06%	0.95%	1.40%	27.16%	27.74%
Invesco V.I. Diversified Dividend Fund-Series I Shares	69	21.074460	21.924534	1,456	2.91%	0.95%	1.40%	23.34%	23.90%
Invesco V.I. Health Care Fund-Series I Shares	109	29.949460	32.599255	3,284	0.04%	0.95%	1.40%	30.65%	31.25%
Invesco V.I. High Yield Fund-Series I Shares	55	20.889853	22.436625	1,158	5.68%	0.95%	1.40%	11.92%	12.43%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	412	20.617090	21.518766	8,574	0.00%	0.95%	1.50%	32.33%	33.06%
Invesco V.I. Small Cap Equity Fund-Series I Shares	85	24.347354	26.080462	2,078	0.00%	0.95%	1.40%	24.83%	25.40%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	71	14.529538	15.393457	1,039	1.98%	0.95%	1.40%	14.63%	15.16%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	29	12.672433	13.425896	375	2.04%	0.95%	1.40%	7.99%	8.49%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	144	14.997429	15.889197	2,188	1.82%	0.95%	1.40%	18.09%	18.63%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	41	13.534043	14.338756	559	2.10%	0.95%	1.40%	11.32%	11.83%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	385	16.475386	17.005924	6,379	0.00%	0.95%	1.50%	33.53%	34.28%
VP Large Company Value Fund-Class I	112	21.585337	23.121709	2,434	2.14%	0.95%	1.40%	25.69%	26.27%
VP Mid Cap Value Fund-Class I	193	33.835591	36.243486	6,567	2.13%	0.95%	1.40%	27.34%	27.92%
VP Ultra® Fund-Class I	168	31.245701	33.985680	5,349	0.00%	0.95%	1.50%	32.56%	33.30%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	48	18.873899	19.996294	921	0.37%	0.95%	1.40%	18.18%	18.72%
Technology Growth Portfolio-Initial Shares	400	36.178300	39.351142	14,684	0.00%	0.95%	1.50%	23.93%	24.62%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	1,242	35.952796	40.710506	45,700	1.74%	0.95%	1.50%	29.22%	29.94%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	240	27.957786	30.949362	6,711	1.53%	0.95%	1.40%	32.48%	33.08%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	218	35.693379	39.511978	7,733	1.20%	0.95%	1.40%	34.19%	34.80%
Government Money Market Portfolio	1,930	1.087344	1.210919	2,143	1.59%	0.95%	1.50%	0.14%	0.58%
Growth and Income Portfolio-Initial Shares	112	29.254598	33.126852	3,368	1.14%	0.95%	1.50%	27.18%	27.90%
Opportunistic Small Cap Portfolio-Initial Shares	226	24.758976	28.035898	5,729	0.00%	0.95%	1.50%	19.95%	20.62%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	59	18.417377	19.512364	1,091	1.70%	0.95%	1.40%	23.80%	24.37%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	46	17.932096	18.998529	837	1.56%	0.95%	1.40%	29.33%	29.92%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	100	35.293731	38.759660	3,525	1.15%	0.95%	1.40%	23.47%	24.03%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	196	10.264855	10.875397	2,022	1.73%	0.95%	1.40%	10.95%	11.46%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	677	49.113515	55.611749	33,983	1.91%	0.95%	1.50%	20.75%	21.42%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	304	63.916347	70.755833	19,494	0.21%	0.95%	1.40%	33.59%	34.20%
Janus Henderson VIT Forty Portfolio-Institutional Shares	381	38.392346	43.053127	14,938	0.15%	0.95%	1.50%	35.10%	35.86%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	355	25.794824	28.554919	9,162	1.03%	0.95%	1.40%	27.24%	27.82%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	365	29.787333	32.975029	10,883	1.88%	0.95%	1.40%	25.24%	25.81%
Janus Henderson VIT Research Portfolio-Institutional Shares	373	34.746734	39.345238	13,281	0.47%	0.95%	1.50%	33.49%	34.23%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	174	20.822802	23.577844	3,717	4.18%	0.95%	1.50%	9.22%	9.83%
Discovery Portfolio-Class I	44	27.563176	29.202282	1,203	0.00%	0.95%	1.40%	38.15%	38.78%
U.S. Real Estate Portfolio-Class I	124	52.664447	58.300107	6,546	1.96%	0.95%	1.40%	17.27%	17.81%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	102	14.234304	15.247334	1,466	1.81%	0.95%	1.40%	6.93%	7.42%
PIMCO Total Return Portfolio-Administrative Class	258	16.508614	17.683424	4,304	3.06%	0.95%	1.40%	6.85%	7.34%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	41	15.597572	15.878974	658	1.19%	1.40%	1.50%	13.94%	14.06%
Timothy Plan Strategic Growth Portfolio Variable Series	46	15.324599	15.600958	714	0.76%	1.40%	1.50%	17.98%	18.10%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	55	11.044006	11.080229	607	1.63%	1.10%	1.40%	16.76%	17.12%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2018				Periods Ended December 31, 2018
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	153	$36.254761	$40.824605	$5,683	0.52%	0.95%	1.50%	-13.97%	-13.48%
Invesco V.I. Comstock Fund-Series I Shares	314	16.194564	16.902566	5,133	1.82%	0.95%	1.50%	-13.49%	-13.00%
Invesco V.I. Core Equity Fund-Series I Shares	245	16.423684	17.400960	4,021	0.93%	0.95%	1.40%	-10.67%	-10.26%
Invesco V.I. Diversified Dividend Fund-Series I Shares	73	17.086488	17.694944	1,242	2.29%	0.95%	1.40%	-8.88%	-8.46%
Invesco V.I. Health Care Fund-Series I Shares	124	22.923461	24.838260	2,847	0.00%	0.95%	1.40%	-0.52%	-0.06%
Invesco V.I. High Yield Fund-Series I Shares	64	18.665075	19.956034	1,200	4.19%	0.95%	1.40%	-4.71%	-4.28%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	471	15.580617	16.171720	7,388	0.00%	0.95%	1.50%	-7.01%	-6.48%
Invesco V.I. Small Cap Equity Fund-Series I Shares	97	19.505101	20.798573	1,890	0.00%	0.95%	1.40%	-16.28%	-15.89%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	78	12.674882	13.367509	993	1.76%	0.95%	1.40%	-7.55%	-7.13%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	29	11.734388	12.375580	337	2.06%	0.95%	1.40%	-3.74%	-3.30%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	152	12.700056	13.394078	1,952	1.61%	0.95%	1.40%	-9.34%	-8.92%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class I	41	12.157657	12.822001	505	2.04%	0.95%	1.40%	-5.60%	-5.17%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	435	12.338171	12.664761	5,399	0.00%	0.95%	1.50%	-6.63%	-6.10%
VP Large Company Value Fund-Class I	126	17.173171	18.311934	2,181	1.87%	0.95%	1.40%	-9.34%	-8.92%
VP Mid Cap Value Fund-Class I	226	26.570689	28.332275	6,024	1.48%	0.95%	1.40%	-14.06%	-13.67%
VP Ultra® Fund-Class I	178	23.570529	25.495118	4,264	0.30%	0.95%	1.50%	-0.76%	-0.20%
Calamos Advisors Trust:
Calamos Growth and Income Portfolio	77	14.876206	15.689056	1,156	1.30%	0.95%	1.40%	-5.73%	-5.30%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	55	13.865176	14.623023	769	0.84%	0.95%	1.40%	-14.82%	-14.43%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	119	28.584952	31.249433	3,396	1.02%	0.95%	1.40%	-12.48%	-12.08%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	41	15.970724	16.843549	655	0.35%	0.95%	1.40%	-16.87%	-16.49%
Technology Growth Portfolio-Initial Shares	446	29.192911	31.576786	13,206	0.00%	0.95%	1.50%	-2.48%	-1.93%
Dreyfus Stock Index Fund, Inc.-Initial Shares	1,370	27.823684	31.330726	38,977	1.74%	0.95%	1.50%	-6.07%	-5.55%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	263	21.103706	23.255729	5,553	1.89%	0.95%	1.40%	-5.75%	-5.31%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	263	26.598771	29.310645	6,943	1.31%	0.95%	1.40%	-8.16%	-7.74%
Government Money Market Portfolio	2,219	1.085865	1.203909	2,457	1.16%	0.95%	1.50%	-0.21%	0.27%
Growth and Income Portfolio-Initial Shares	135	23.001631	25.901582	3,169	0.85%	0.95%	1.50%	-6.12%	-5.60%
Opportunistic Small Cap Portfolio-Initial Shares	247	20.640727	23.242783	5,221	0.00%	0.95%	1.50%	-20.30%	-19.85%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	201	9.251479	9.757210	1,873	2.67%	0.95%	1.40%	-16.63%	-16.25%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	775	40.673841	45.799674	32,174	2.20%	0.95%	1.50%	-0.84%	-0.28%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	327	47.845738	52.724921	15,650	0.28%	0.95%	1.40%	-1.82%	-1.37%
Janus Henderson VIT Forty Portfolio-Institutional Shares	432	28.416904	31.689713	12,531	1.27%	0.95%	1.50%	0.44%	1.01%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	395	20.273096	22.340396	8,011	1.20%	0.95%	1.40%	-8.18%	-7.76%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	424	23.784192	26.209840	10,084	1.85%	0.95%	1.40%	-16.14%	-15.76%
Janus Henderson VIT Research Portfolio-Institutional Shares	414	26.029918	29.311157	11,024	0.59%	0.95%	1.50%	-4.05%	-3.51%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	183	19.065415	21.468063	3,564	2.55%	0.95%	1.50%	-2.15%	-1.60%
Mid-Cap Growth Portfolio-Class I	60	19.951868	21.042312	1,197	0.00%	0.95%	1.40%	9.09%	9.59%
U.S. Real Estate Portfolio-Class I	133	44.907529	49.487207	5,994	2.71%	0.95%	1.40%	-9.01%	-8.60%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	81	19.320824	20.601844	1,578	0.35%	0.95%	1.40%	-7.06%	-6.63%
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	73	11.970792	12.764588	874	2.00%	0.95%	1.40%	-6.66%	-6.23%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	93	20.982936	22.374093	1,972	1.25%	0.95%	1.40%	-9.18%	-8.77%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	147	13.312089	14.194678	1,961	2.51%	0.95%	1.40%	-3.59%	-3.14%
PIMCO Total Return Portfolio-Administrative Class	274	15.449792	16.474050	4,286	2.59%	0.95%	1.40%	-1.94%	-1.49%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	42	13.689058	13.921897	590	0.97%	1.40%	1.50%	-10.14%	-10.05%
Timothy Plan Strategic Growth Portfolio Variable Series	50	12.988867	13.209699	663	1.00%	1.40%	1.50%	-13.23%	-13.14%
Wilshire Variable Insurance Trust:
Wilshire Global Allocaiton Fund (*)	65	9.458526	9.460738	615	0.00%	1.10%	1.40%	0.00%	0.00%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from December 6, 2018 (commencement of operations) to December 31, 2018.

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2017				Periods Ended December 31, 2017
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	166	$42.140453	$47.186932	$7,155	0.78%	0.95%	1.50%	8.32%	8.92%
Invesco V.I. Comstock Fund-Series I Shares	369	18.719649	19.428830	6,968	2.10%	0.95%	1.50%	16.09%	16.74%
Invesco V.I. Core Equity Fund-Series I Shares	251	18.385595	19.390523	4,610	1.07%	0.95%	1.40%	11.59%	12.10%
Invesco V.I. Diversified Dividend Fund-Series I Shares	86	18.750796	19.329720	1,621	1.61%	0.95%	1.40%	7.06%	7.55%
Invesco V.I. Global Health Care Fund-Series I Shares	133	23.042422	24.852971	3,076	0.38%	0.95%	1.40%	14.21%	14.73%
Invesco V.I. High Yield Fund-Series I Shares	93	19.588181	20.847272	1,827	4.15%	0.95%	1.40%	4.82%	5.29%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	529	16.754645	17.293078	8,920	0.00%	0.95%	1.50%	20.66%	21.33%
Invesco V.I. Small Cap Equity Fund-Series I Shares	109	23.297155	24.728439	2,551	0.00%	0.95%	1.40%	12.46%	12.98%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	93	13.710436	14.393537	1,279	1.37%	0.95%	1.40%	11.75%	12.26%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	35	12.190491	12.797834	428	1.64%	0.95%	1.40%	4.72%	5.20%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	170	14.007776	14.705710	2,403	1.35%	0.95%	1.40%	15.66%	16.19%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class I	44	12.878807	13.520464	567	1.82%	0.95%	1.40%	8.40%	8.90%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	476	13.213861	13.487820	6,314	0.00%	0.95%	1.50%	19.97%	20.64%
VP Large Company Value Fund-Class I	134	18.941571	20.105238	2,553	1.72%	0.95%	1.40%	9.52%	10.02%
VP Mid Cap Value Fund-Class I	235	30.919120	32.818222	7,286	1.52%	0.95%	1.40%	10.13%	10.64%
VP Ultra® Fund-Class I	198	23.751392	25.547213	4,781	0.39%	0.95%	1.50%	30.25%	30.97%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	93	15.780897	16.567095	1,478	0.86%	0.95%	1.40%	13.90%	14.42%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	65	16.277566	17.088752	1,070	0.76%	0.95%	1.40%	20.92%	21.47%
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	125	32.661008	35.542097	4,097	0.95%	0.95%	1.40%	12.73%	13.25%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	45	19.212530	20.169823	879	1.02%	0.95%	1.40%	13.43%	13.95%
Technology Growth Portfolio-Initial Shares	491	29.934727	32.198237	14,900	0.00%	0.95%	1.50%	40.51%	41.29%
Dreyfus Stock Index Fund, Inc.-Initial Shares	1,515	29.623081	33.170525	45,857	1.69%	0.95%	1.50%	19.72%	20.39%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	287	22.390668	24.561109	6,442	1.16%	0.95%	1.40%	13.72%	14.24%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	294	28.963346	31.770364	8,474	1.33%	0.95%	1.40%	25.55%	26.13%
Government Money Market Portfolio	2,066	1.088202	1.200684	2,290	0.33%	0.95%	1.50%	-1.05%	-0.50%
Growth and Income Portfolio-Initial Shares	147	24.501991	27.436916	3,668	0.74%	0.95%	1.50%	17.92%	18.57%
Opportunistic Small Cap Portfolio-Initial Shares	275	25.897632	28.999283	7,277	0.00%	0.95%	1.50%	22.82%	23.50%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	205	11.097317	11.650395	2,291	2.69%	0.95%	1.40%	15.06%	15.59%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	862	41.017308	45.928416	36,054	1.60%	0.95%	1.50%	16.66%	17.31%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	360	48.731111	53.455067	17,545	0.26%	0.95%	1.40%	25.64%	26.21%
Janus Henderson VIT Forty Portfolio-Institutional Shares	468	28.291156	31.373209	13,515	0.00%	0.95%	1.50%	28.37%	29.08%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	434	22.078771	24.218921	9,588	0.84%	0.95%	1.40%	25.26%	25.82%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	459	28.362000	31.111525	13,008	1.73%	0.95%	1.40%	29.29%	29.88%
Janus Henderson VIT Research Portfolio-Institutional Shares	452	27.127693	30.376597	12,527	0.40%	0.95%	1.50%	25.97%	26.67%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	184	19.484268	21.817153	3,668	3.21%	0.95%	1.50%	4.65%	5.24%
Mid-Cap Growth Portfolio-Class I	48	18.289057	19.200424	889	0.00%	0.95%	1.40%	36.83%	37.45%
U.S. Real Estate Portfolio-Class I	147	49.357024	54.141702	7,260	1.50%	0.95%	1.40%	1.67%	2.13%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	90	20.787761	22.064683	1,883	0.24%	0.95%	1.40%	25.06%	25.63%
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	78	12.824265	13.612145	1,010	1.93%	0.95%	1.40%	7.73%	8.22%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	106	23.104684	24.523849	2,456	1.27%	0.95%	1.40%	15.28%	15.80%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	155	13.807321	14.655446	2,148	2.51%	0.95%	1.40%	2.21%	2.68%
PIMCO Total Return Portfolio-Administrative Class	314	15.754950	16.722669	5,004	2.03%	0.95%	1.40%	3.45%	3.92%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	51	15.234580	15.477896	782	0.29%	1.40%	1.50%	7.69%	7.80%
Timothy Plan Strategic Growth Portfolio Variable Series	57	14.969620	15.208588	861	0.19%	1.40%	1.50%	10.44%	10.56%
Wilshire Variable Insurance Trust:
2015 Fund	21	13.569432	14.017029	287	2.92%	1.10%	1.40%	9.96%	10.30%
2025 Fund	24	13.300857	13.963557	319	2.52%	0.95%	1.40%	12.58%	13.09%
2035 Fund	16	13.055778	13.486487	208	2.80%	1.10%	1.40%	15.36%	15.71%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.